SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 83.1%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
	Mercedes-Benz Group AG	930,600	$ 51,882,561
			51,882,561
	Banks — 9.6%
	Banks — 9.6%
	Bank of Ireland Group plc	17,164,250	156,567,013
	BNP Paribas SA	6,576,800	403,440,778
	Citigroup, Inc.	6,756,967	475,622,907
	JPMorgan Chase & Co.	608,394	145,838,126
	Regions Financial Corp.	4,956,393	116,574,363
			1,298,043,187
	Capital Goods — 2.0%
	Aerospace & Defense — 1.2%
	BAE Systems plc	11,749,400	168,933,680
	Industrial Conglomerates — 0.8%
	Siemens AG	553,500	107,929,520
			276,863,200
	Consumer Discretionary Distribution & Retail — 1.5%
	Specialty Retail — 1.5%
	Home Depot, Inc.	505,482	196,627,443
			196,627,443
	Consumer Staples Distribution & Retail — 3.2%
	Consumer Staples Distribution & Retail — 3.2%
	BIM Birlesik Magazalar AS	3,311,000	49,471,001
	Tesco plc	83,026,330	382,813,386
			432,284,387
	Energy — 7.7%
	Oil, Gas & Consumable Fuels — 7.7%
	Enbridge, Inc.	3,309,521	140,466,713
	Eni SpA	4,369,900	59,772,963
[a,b]	Foresea Holdings SA	147,823	1,722,138
[a]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	94,008,593
	Shell plc	3,035,600	94,094,609
	South Bow Corp.	740,490	17,473,596
	TC Energy Corp.	3,702,454	172,546,797
	TotalEnergies SE	8,285,200	458,033,195
			1,038,131,043
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,404,592	36,718,120
			36,718,120
	Financial Services — 5.2%
	Capital Markets — 2.9%
	CME Group, Inc.	1,226,205	284,761,587
	MidCap Financial Investment Corp.	2,937,783	39,630,693
[c]	SLR Investment Corp.	4,307,900	69,615,664
	Financial Services — 1.8%
	Equitable Holdings, Inc.	5,226,798	246,548,061
	Mortgage Real Estate Investment Trusts — 0.5%
[c]	Chimera Investment Corp.	4,947,862	69,270,068
			709,826,073
	Food, Beverage & Tobacco — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.5%
	Nestle SA	892,300	$ 73,207,117
			73,207,117
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	1,829,695	146,156,037
			146,156,037
	Insurance — 4.3%
	Insurance — 4.3%
	AXA SA	891,200	31,682,483
	Generali	5,224,947	147,823,604
	NN Group NV	9,329,916	406,580,926
			586,087,013
	Materials — 2.6%
	Chemicals — 1.2%
	LyondellBasell Industries NV Class A	1,867,909	138,729,601
	OCI NV	1,600,000	17,924,344
	Metals & Mining — 1.4%
	Glencore plc	43,016,400	190,313,748
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	0
			346,967,693
	Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
	Biotechnology — 1.1%
	AbbVie, Inc.	799,560	142,081,812
	Pharmaceuticals — 7.4%
	AstraZeneca plc	1,549,800	203,099,534
	Merck & Co., Inc.	1,853,403	184,376,530
	Novartis AG	1,153,208	112,273,135
	Pfizer, Inc.	9,214,438	244,459,040
	Roche Holding AG	928,400	259,586,777
			1,145,876,828
	Semiconductors & Semiconductor Equipment — 9.7%
	Semiconductors & Semiconductor Equipment — 9.7%
	Broadcom, Inc.	3,118,559	723,006,719
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,148,000	595,070,841
			1,318,077,560
	Software & Services — 0.4%
	Information Technology Services — 0.4%
	HCL Technologies Ltd.	2,092,600	47,046,607
			47,046,607
	Technology Hardware & Equipment — 2.8%
	Communications Equipment — 1.0%
	Cisco Systems, Inc.	2,242,346	132,746,883
	Technology Hardware, Storage & Peripherals — 1.8%
	Samsung Electronics Co. Ltd.	6,955,559	248,221,678
			380,968,561
	Telecommunication Services — 15.6%
	Diversified Telecommunication Services — 14.1%
	AT&T, Inc.	24,063,518	547,926,305
	Deutsche Telekom AG	8,055,000	241,352,570
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	27,983,000	101,886,432
	Orange SA	69,866,380	696,788,666
	Singapore Telecommunications Ltd.	74,703,000	168,480,387
[b]	Zegona Communications plc	28,443,000	148,840,540
	Wireless Telecommunication Services — 1.5%
	Vodafone Group plc	245,493,524	209,908,632

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			2,115,383,598
	Transportation — 0.9%
	Air Freight & Logistics — 0.9%
	Deutsche Post AG	3,560,700	$ 125,701,111
			125,701,111
	Utilities — 6.8%
	Electric Utilities — 5.4%
	Endesa SA	14,337,557	308,466,786
	Enel SpA	58,819,871	419,748,642
	Gas Utilities — 0.4%
	Snam SpA	11,633,000	51,566,205
	Multi-Utilities — 1.0%
	E.ON SE	8,325,800	96,979,321
	Engie SA	2,920,972	46,323,284
			923,084,238
	Total Common Stock (Cost $8,536,925,021)		11,248,932,377
	Preferred Stock — 0.3%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 5.788% (TSFR3M + 1.11%), 12/30/2024	12,000	8,925,000
			8,925,000
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Summit Midstream Corp. Series A 12.638%, 12/30/2024	160,970	25,184,078
			25,184,078
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 5.618% (TSFR3M + 0.96%), 12/29/2024	120,000	2,856,000
			2,856,000
	Total Preferred Stock (Cost $39,114,250)		36,965,078
	Asset Backed Securities — 1.0%
	Auto Receivables — 0.4%
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	$ 32,000	9,477,603
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	1,813,078
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,431,931
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	3,027,414
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,331,343
[d]	CPS Auto Receivables Trust, Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,001,750
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,760,389
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	2,048,065	2,056,905
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	2,848,606
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,243,746
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	398,909	402,707
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,169,503	1,179,199
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,079,751	3,289,636
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,003,843
			51,868,150
	Credit Card — 0.1%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	7,842,000	7,885,143
			7,885,143
	Other Asset Backed — 0.4%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	7,497,627	7,033,343

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	$ 400,000	$ 69,030
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,767,965
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,832,325	13,245,923
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	2,094,379
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	13,139,581	13,087,065
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	149,295
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	470,663
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	456,994
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	2,599,132
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	854,139
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	816,245
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	304,522
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	14,355
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	32,944
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	16,026
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,982,898
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	299,502	297,080
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	114,256
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,238,090
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	494,102
[d]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	87,093	87,145
			58,225,591
	Student Loan — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,521,675
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	689,390
			17,211,065
	Total Asset Backed Securities (Cost $130,415,618)		135,189,949
	Corporate Bonds — 6.7%
	Banks — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,886,741
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	11,400,000	10,783,488
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	9,821,550
			22,491,779
	Capital Goods — 0.2%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,017,225
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,407,054
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,023,026
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,857,394
			27,304,699
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,831,000
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,606,780
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,475,894
			29,913,674
	Consumer Durables & Apparel — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	9,225,000	9,081,274
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,260,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			14,341,274
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	$ 4,497,000	$ 4,197,185
			4,197,185
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,034,825
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,637,097
			30,671,922
	Energy — 1.4%
	Energy Equipment & Services — 0.1%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,274,281
	Oil, Gas & Consumable Fuels — 1.3%
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	10,750,000	10,759,137
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,683,127
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	6,031,350
[g]	8.50% due 9/30/2033	12,410,941	12,181,711
[f]	Energy Transfer LP, 7.85% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,713,033
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	8,718,900
	5.80% due 3/15/2035	10,000,000	10,065,000
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,070,678
	5.55% due 6/1/2045	5,000,000	4,673,650
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,355,040
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	8,440,300
[g]	6.70% due 2/16/2032	3,000,000	2,614,260
[g]	7.69% due 1/23/2050	5,650,000	4,251,230
[d]	Sunoco LP, 7.25% due 5/1/2032	4,892,000	5,053,240
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,978,650
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	33,525,675
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	13,745,652
			190,134,914
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	Diversified REITs — 0.2%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,666,050
[d]	SBA Tower Trust, 2.836% due 1/15/2050	5,000,000	4,994,870
[d,g]	Trust Fibra Uno, 5.25% due 1/30/2026	10,000,000	9,957,300
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,799,442
	Retail REITs — 0.1%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	9,990,000	10,594,895
			41,012,557
	Financial Services — 0.6%
	Capital Markets — 0.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,625,075
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,568,920
[d]	4.75% due 12/15/2025	13,250,000	13,106,900
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	12,236,575
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	6,000,548
[d,g]	FORESEA Holding SA, 7.50% due 6/15/2030	1,520,371	1,461,715
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	3,897,444
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	3,000,000	3,211,470
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,842,470
[d]	6.35% due 10/23/2029	5,000,000	4,961,950

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	7.95% due 8/11/2028	$ 3,000,000	$ 3,142,140
[d]	8.50% due 5/18/2025	11,500,000	11,554,510
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	4,976,250
			82,585,967
	Food, Beverage & Tobacco — 0.3%
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	9,907,796
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	3,995,771
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,677,600
	Tobacco — 0.1%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,132,900
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,443,850
			34,157,917
	Insurance — 0.5%
	Insurance — 0.5%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,979,600
[f]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	15,964,000	15,771,474
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,140,582
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,364,263
	3.40% due 6/15/2030	8,383,000	7,606,734
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,650,300
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,100,480
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,014,737
			68,628,170
	Materials — 0.2%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,764,740
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,496,715
[d,g]	4.50% due 10/22/2025	5,000,000	4,935,600
	Containers & Packaging — 0.0%
[d]	Matthews International Corp., 8.625% due 10/1/2027	7,670,000	7,961,460
	Metals & Mining — 0.1%
[d,g]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	4,900,000	4,879,126
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	4,231,963
[d,g]	9.50% due 10/6/2028	2,000,000	2,049,560
			28,319,164
	Media & Entertainment — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,016,480
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,805,350
[d]	5.00% due 8/1/2027	7,500,000	7,290,000
[d,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	10,000,000	9,717,400
			28,829,230
	Real Estate Management & Development — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	3,000,450
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,631,283
			5,631,733
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,388,114
			8,388,114
	Software & Services — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	$ 5,000,000	$ 5,238,000
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,812,900
	Internet Software & Services — 0.3%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,970,640
[d]	Cogent Communications Group LLC, 7.00% due 6/15/2027	10,000,000	10,033,200
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	9,901,970
[d,g]	3.832% due 2/8/2051	5,000,000	3,236,650
[d,g]	4.027% due 8/3/2050	5,000,000	3,362,450
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,608,770
[d]	GoTo Group, Inc.,5.50% due 5/1/2028	4,354,350	2,565,545
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,064,500
			60,794,625
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,842,600
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,292,015
			10,134,615
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.9%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,396,760
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	93,862,396
	Wireless Telecommunication Services — 0.3%
[g,h]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	37,238,027	36,282,499
			160,541,655
	Transportation — 0.2%
	Passenger Airlines — 0.2%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	7,033,363	6,879,473
	Series 2019-1 Class B, 3.85% due 8/15/2029	5,789,991	5,440,681
[d,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,637,015
			26,957,169
	Utilities — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,605,754
	Comision Federal de Electricidad,
[g]	5.00% due 9/29/2036	9,296,000	8,102,393
[d,g]	6.45% due 1/24/2035	8,000,000	7,550,080
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	9,664,065
			29,922,292
	Total Corporate Bonds (Cost $855,091,856)		904,958,655
	Other Government — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	5,855,220
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	4,568,340
	Total Other Government (Cost $9,468,627)		10,423,560
	Mortgage Backed — 2.2%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	4,008,125	3,678,859
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,432,337	12,610,566
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	6,525,349	6,426,839
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	11,341,700	11,108,129
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,343	18,343

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.868% due 3/25/2050	$ 985,681	$ 825,614
[d,f]	Series 2019-1 Class B5, 3.868% due 3/25/2050	461,124	354,410
[d,f]	Series 2019-1 Class B6, 3.261% due 3/25/2050	745,503	442,385
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	626,770	565,697
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class AIO1, 0.44% due 7/25/2050	52,199,950	1,018,400
[d,f,i]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	46,558,093	1,129,904
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	64,392,820	615,589
[d,f]	Series 2020-J1 Class B4, 3.44% due 7/25/2050	1,308,626	1,070,590
[d,f]	Series 2020-J1 Class B5, 3.44% due 7/25/2050	661,995	379,900
[d,f]	Series 2020-J1 Class B6, 3.44% due 7/25/2050	1,145,464	506,928
[d,f,i]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	98,601,505	1,387,609
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	105,302,499	1,149,240
[d,f]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	221,091
[d,f]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	72,903
[d,f]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	655,000	240,657
[d,f]	Series 2023-I1 Class M1, 7.103% due 4/25/2058	5,000,000	5,045,391
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.345% due 3/25/2034	160,310	109,724
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,714,731
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,090,743
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	462,564
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	33,605,145	1,393,814
[d,f]	Series 2020-EXP2 Class B5, 4.137% due 8/25/2050	585,000	311,646
[d,f]	Series 2020-EXP2 Class B6, 4.137% due 8/25/2050	1,400,000	626,349
[d,f]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	379,000	175,048
[d,f]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	615,000	245,189
[d,f]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	459,574	161,113
[d,f]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,033,000	553,958
[d,f]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,149	198,787
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,025,000	9,269,187
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,096,587
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	74,250,488	617,675
[d,f]	Series 2021-AFC1 Class B3, 4.311% due 3/25/2056	215,000	142,465
[d,f,i]	Series 2021-AFC1 Class XS, 3.246% due 3/25/2056	74,250,488	14,241,244
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,418,435	3,307,488
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,637,732
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.659% due 8/25/2050	95,953,994	2,826,574
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	16,446,015	392,672
[d,f]	Series 2020-2 Class B4, 3.659% due 8/25/2050	809,603	677,062
[d,f]	Series 2020-2 Class B5, 3.659% due 8/25/2050	2,428,809	1,976,650
[d,f]	Series 2020-2 Class B6C, 3.429% due 8/25/2050	3,238,412	1,768,471
[d,f,i]	Series 2021-13IN Class AX1, 0.176% due 12/30/2051	158,253,204	1,287,485
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,119,437	132,458
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,971,486	341,313
[d,f]	Series 2021-13IN Class B4, 3.356% due 12/30/2051	2,342,496	1,827,547
[d,f]	Series 2021-13IN Class B5, 3.356% due 12/30/2051	459,129	340,738
[d,f]	Series 2021-13IN Class B6C, 3.183% due 12/30/2051	4,028,959	2,446,408
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	2,998,748
[d]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	28,850,000	28,889,657
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.397% due 10/25/2050	1,277,419	189,538
[d,f,i]	Series 2020-INV1 Class A12X, 2.912% due 10/25/2050	15,294,868	1,945,207
[d,f,i]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	84,053,949	591,370
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	55,301,465	553
[d,f,i]	Series 2020-INV1 Class AX2, 0.412% due 10/25/2050	2,756,535	36,047
[d,f,i]	Series 2020-INV1 Class AX4, 0.922% due 10/25/2050	2,967,645	89,286
[d,f]	Series 2020-INV1 Class B4, 3.834% due 10/25/2050	1,815,158	1,536,202
[d,f]	Series 2020-INV1 Class B5, 3.834% due 10/25/2050	1,819,455	1,545,717
[d,f]	Series 2020-INV1 Class B6, 3.834% due 10/25/2050	4,401,274	2,868,363
[d,f,i]	Series 2020-INV1 Class BX, 0.334% due 10/25/2050	20,716,383	330,816
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	15,030,001

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	$ 8,033,750	$ 7,995,118
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	13,071,546	60,494
[d,f,i]	Series 2020-4 Class A11X, 0.548% (5.14% - TSFR1M) due 11/25/2050	2,622,930	81,293
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	11,890,618	284,257
[d,f,i]	Series 2020-4 Class AX1, 0.09% due 11/25/2050	43,919,659	149,524
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,215,145	205,441
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,804,350	73,681
[d,f]	Series 2020-4 Class B4, 3.64% due 11/25/2050	1,875,783	1,573,640
[d,f]	Series 2020-4 Class B5, 3.64% due 11/25/2050	865,884	644,488
[d,f]	Series 2020-4 Class B6, 3.64% due 11/25/2050	1,582,548	749,793
[d,f]	Series 2020-7 Class B4, 3.504% due 1/25/2051	2,284,439	1,884,446
[d,f]	Series 2020-7 Class B5, 3.504% due 1/25/2051	1,600,906	933,590
[d,f]	Series 2020-7 Class B6, 3.504% due 1/25/2051	2,289,984	1,046,055
[d,f]	Series 2021-11 Class B5, 3.02% due 1/25/2052	3,597,084	2,637,628
[d,f]	Series 2021-11 Class B6, 2.775% due 1/25/2052	4,111,001	2,011,627
[d,f]	Series 2022-2 Class B4, 3.129% due 8/25/2052	3,149,857	2,313,248
[d,f]	Series 2022-2 Class B5, 3.129% due 8/25/2052	1,673,069	1,060,242
[d,f]	Series 2022-2 Class B6, 2.557% due 8/25/2052	1,802,416	688,683
[d,f]	Series 2022-3 Class B4, 3.101% due 8/25/2052	2,587,629	1,907,959
[d,f]	Series 2022-3 Class B5, 3.101% due 8/25/2052	1,646,929	794,326
[d,f]	Series 2022-3 Class B6, 1.826% due 8/25/2052	1,459,907	557,662
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.117% due 8/25/2051	94,480,506	452,118
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,473,635	257,526
[d,f]	Series 2021-INV2 Class B5, 3.317% due 8/25/2051	306,203	223,381
[d,f]	Series 2021-INV2 Class B6, 3.263% due 8/25/2051	1,485,499	769,984
[d,f,i]	Series 2021-INV3 Class AX1, 0.16% due 10/25/2051	114,731,054	801,351
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,291,599	247,184
[d,f]	Series 2021-INV3 Class B5, 3.21% due 10/25/2051	427,305	313,702
[d,f]	Series 2021-INV3 Class B6, 2.47% due 10/25/2051	1,882,906	997,188
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.621% due 8/25/2034	660,957	618,960
[f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	9,558,804	9,576,271
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,846,694	10,173,494
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.748% due 6/25/2051	92,054,822	3,317,812
[d,f]	Series 2021-INV1 Class B5, 3.248% due 6/25/2051	1,054,151	804,861
[d,f]	Series 2021-INV1 Class B6, 2.924% due 6/25/2051	1,891,657	1,089,392
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,053,754
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	3,889,999
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	17,136,820	14,116,212
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,138,132	8,083,898
[d,f]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	7,159,537	7,153,140
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,396,446
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,933,652	1,694,968
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,092,269
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	43,911,486	623,240
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	6,860,220
[d,f]	Series 2019-3 Class B3, 6.275% due 9/25/2059	3,366,214	2,805,388
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	43,237,000	432
[d]	Series 2019-3 Class XS2, due 9/25/2059	41,074,737	2,161,406
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	8,928,897
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.793% due 8/25/2057	5,351,000	5,333,413
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AIO1, 0.178% due 6/25/2050	144,219,123	1,202,586
[d,f]	Series 2020-3 Class B5, 3.178% due 6/25/2050	1,046,000	530,254
[d,f]	Series 2020-3 Class B6, 3.178% due 6/25/2050	1,912,755	856,387
[d,f,i]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	167,744,988	4,680,337
[d,f]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	3,271,576	2,508,813
[d,f]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	2,523,787	1,878,021
[d,f]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	1,921,780	871,279
	Total Mortgage Backed (Cost $298,747,322)		302,312,699

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.1%
	Commercial & Professional Services — 0.0%
	Commercial Services & Supplies — 0.0%
[j]	Imagefirst Holdings LLC, 8.579% (SOFR + 4.25%) due 4/27/2028	$ 7,970,961	$ 7,970,961
			7,970,961
	Consumer Services — 0.0%
	Commercial Services & Supplies — 0.0%
[j]	GEO Group, Inc., 9.595% (SOFR + 5.25%) due 4/13/2029	3,564,697	3,621,126
			3,621,126
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Century DE Buyer LLC, 8.359% (SOFR + 4.00%) due 10/30/2030	1,492,500	1,503,694
			1,503,694
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 9.297% (SOFR + 4.75%) due 4/28/2028	2,257,761	1,451,661
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 8.329% - 8.357% (SOFR + 4.00%) due 11/17/2029	7,600,000	7,579,404
			9,031,065
	Total Loan Participations (Cost $22,841,224)		22,126,846
	Short-Term Investments — 5.7%
[c]	Thornburg Capital Management Fund	76,820,285	768,202,853
	Total Short-Term Investments (Cost $768,202,853)		768,202,853
	Total Investments — 99.2% (Cost $10,660,806,771)		$13,429,112,017
	Other Assets Less Liabilities — 0.8%		103,835,348
	Net Assets — 100.0%		$13,532,947,365

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	SSB	Sell	58,950,200	3/20/2025	65,489,230	$ 1,185,957	$ —
Euro	BBH	Sell	1,236,767,500	3/20/2025	1,285,433,722	15,049,566	—
Euro	SSB	Sell	1,236,767,500	3/20/2025	1,285,433,723	14,810,869	—
Great Britain Pound	SSB	Sell	320,714,800	3/20/2025	401,270,422	5,834,682	—

Total						$36,881,074	—

Net unrealized appreciation (depreciation)						$36,881,074

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $875,646,579, representing 6.47% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2024.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Chimera Investment Corp.	$78,324,655	$-	$-	$-	$(9,054,587)	$69,270,068	$1,830,709
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	64,833,895	-	-	-	4,781,769	69,615,664	1,766,239
Thornburg Capital Mgmt. Fund	687,343,444	533,002,890	(452,143,481)	-	-	768,202,853	8,801,805
Total	$830,514,433	$533,002,890	$(452,143,481)	$-	$(4,272,818)	$907,101,024	$12,398,753